SEMI-ANNUAL REPORT

BREMER INVESTMENT FUNDS, INC.

Bremer Growth Stock Fund

Bremer Bond Fund

March 31, 2003

TABLE OF CONTENTS
Shareholder Letter	1-2
Statements of Assets and Liabilities	3
Statements of Operations	4
Growth Stock Fund Statement of Changes in Net Assets	5
Bond Fund Statement of Changes in Net Assets	6
Growth Stock Fund Financial Highlights	7
Bond Fund Financial Highlights	8
Growth Stock Fund Schedule of Investments	9-12
Bond Fund Schedule of Investments	13-19
Notes to the Financial Statements	20-23

NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund’s net asset value.

This report is not authorized unless accompanied or preceded by a prospectus for Bremer Investment Funds, Inc. The Bremer Funds are distributed by Rafferty Capital Markets, LLC. The date of first use of this semi-annual report is June 1, 2003.

Dear Shareholder:

This semi-annual report contains detailed information about the Bremer Growth Stock Fund and the Bremer Bond Fund, including performance, expenses and holdings for the six-months ended March 31, 2003.

Over the past six months, the U.S. economy has shown mixed and quite volatile performance. In fact, gross domestic product has been rather anemic with real growth of just 1.4% in the quarter ended December 31, 2002 and 1.6% in the three months to March 31, 2003. Supporting the economy were personal consumption, housing and government spending. Business spending also had some positive momentum heading into the first fiscal quarter but concerns about a Middle East war and other possible geopolitical issues dampened that activity quickly. Furthermore, this uncertainty impeded any improvement in the stagnant manufacturing sector. The labor market also deteriorated as corporations delayed hiring plans in the face of that weak demand and the unstable geopolitical landscape. The prospects of war also sent energy prices soaring, which drove overall inflation higher. However, the core rate of inflation remained very modest.

Both monetary and fiscal policies have been positive during this period with the Federal Reserve lowering the target federal funds rate by 50 basis points to a very low 1.25% in November. Congress has been developing additional fiscal stimulus, including tax cuts, in order to get the economy on a better growth path. Further policy initiatives on both fronts are possible considering the current state of the economy.

In light of that backdrop there has been considerable volatility in the equity markets in recent months. The first quarter ended December 31, 2002 was actually a very positive one with the Bremer Growth Stock Fund (“BSTKX”) up 7.74%, while the S&P 500 Stock Index (“S&P 500”)* rose 8.42%. Expectations for a better year in 2003 as well as reasonable equity valuations brought investors back into the markets early in that quarter. However, that upturn could not be supported in the second fiscal quarter ended March 31, 2003 in the face of the Iraqi war, other geopolitical concerns and weak economic data. Thus, the BSTKX fell 2.29% and the S&P 500* dropped 3.15% during that period. Consequently, for the six-months ended March 31, 2003, the BSTKX had a respectable 5.3% total return compared to 5.01% for the S&P 500.*

The Bremer Growth Stock Fund has remained fully invested with purchases focused in the healthcare sector and sells in the consumer staples group. In addition to current overweights in those two sectors, the Growth Stock Fund has above index exposure to industrials, consumer discretionary and information technology stocks. The latter group may be subject to some profit taking due to high valuations attributable to very strong earning expectations later this year.

We remain cautiously optimistic regarding the U.S. economy, corporate earnings and large-cap equity returns as the year progresses. Stock selection, rather than broad sector trends, will be critical given the anticipation for moderate economic growth. Our analytical efforts continue to be focused on finding companies in good financial condition that are selling at reasonable prices relative to their earnings growth prospects.

Over the last six months, the Bremer Bond Fund portfolio has had a slightly longer to a neutral duration, a high credit quality exposure and a low turnover rate. The portfolio has been generally focused on shifting its allocation into different sectors in order to improve diversification, credit quality and overall structure. The portfolio has had a defensive posture; however, during the past six months we have started to transform the portfolio structure toward a more expansionary posture. The strongest performing investment grade asset classes were the corporate bond market followed by the mortgage-backed sectors. During that period most bond sectors produced steady gains and performed well versus the stock markets. The Bremer Bond Fund achieved a total return of 2.10% for the six month period that ended March 31, 2003, as compared to the Lehman Brothers Intermediate Aggregate Index** of 2.82%.

Looking forward there is tremendous uncertainty in the bond market as to the direction the economy will take. From a relative standpoint, the strong rally in Treasury Bond yields makes mortgages and corporate bonds look comparatively attractive. Overall, we remain optimistic about the long-term prospects for both the U.S. equity and bond markets.

We thank you for your business and the opportunity to be of service to you. If you have questions or concerns about your long-tem investment plan, please set up a time to talk to your investment advisor.

Sincerely,

Timothy M. Johnson	David J. Erickson
VP, Senior Fixed Income Portfolio Manager	VP, Senior Equity Portfolio Manager

*	The Standard & Poor’s 500 Index (the S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

**	The Lehman Brothers Intermediate Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly. The duration of the index as of March 31, 2003 was 2.87 years.

Past performance is not predictive of future results.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2003

	Growth Stock Fund	Bond Fund
ASSETS:
Investments, at market value
(Cost of $49,340,460 and $96,723,715, respectively)	$53,813,608	$100,947,325
Dividends receivable	48,666	--
Receivable for Fund shares sold	33,866	302,837
Interest receivable	1,313	854,194
Other assets	2,226	1,884

Total assets	53,899,679	102,106,240

LIABILITIES:
Payable for Fund shares redeemed	1,340,839	483,182
Payable to Investment Adviser	31,973	60,654
Dividends payable	--	328,215
Accrued expenses and other liabilities	24,992	38,902

Total liabilities	1,397,804	910,953

NET ASSETS	$52,501,875	$101,195,287

NET ASSETS CONSIST OF:
Capital stock	$57,441,057	$96,812,598
Undistributed net investment income	43,918	9,230
Undistributed net realized gain (loss) on investments	(9,456,248)	149,849
Net unrealized appreciation (depreciation) on investments	4,473,148	4,223,610

Total Net Assets	$52,501,875	$101,195,287

Shares outstanding
(100 million shares authorized for each Fund, $ .0001 par value)	5,116,425	9,631,526

Net Asset Value, Redemption Price and Offering Price Per Share	$10.26	$10.51

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENTS OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2003

	Growth Stock Fund	Bond Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $5,497 and $0, respectively)	$337,137	$--
Interest income	7,049	2,880,019

Total investment income	344,186	2,880,019

EXPENSES:
Investment advisory fees	193,539	368,960
Shareholder servicing and accounting costs	33,638	36,050
Administration fees	16,589	31,625
Professional fees	19,855	19,513
Custody fees	6,872	12,707
Distribution fees	4,315	6,913
Reports to shareholders	5,405	4,142
Federal and state registration	2,675	2,460
Directors' fees and expenses	2,934	2,934
Amortization of organizational expenses	--	--
Other	1,663	1,502

Total expenses	287,485	486,806

NET INVESTMENT INCOME	56,701	2,393,213

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(603,347)	1,540,372
Change in unrealized appreciation (depreciation) on investments	3,345,107	(1,700,395)

Net realized and unrealized gain (loss) on investments	2,741,760	(160,023)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,798,461	$2,233,190

         See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

	Growth Stock Fund
	Six Months Ended March 31, 2003 (Unaudited)	Year Ended September 30, 2002
OPERATIONS:
Net investment income	$56,701	$18,620
Net realized loss on investments	(603,347)	(7,024,820)
Change in unrealized appreciation (depreciation) on investments	3,345,107	(8,925,482)

Net increase (decrease) in net assets resulting from operations	2,798,461	(15,931,682)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(30,365)	(45,483)

Total dividends and distributions	(30,365)	(45,483)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	8,064,200	14,344,152
Proceeds from Fund shares issued to holders in reinvestment of
dividends	6,405	10,824
Cost of Fund shares redeemed	(10,668,834)	(22,432,503)

Net (decrease) in net assets resulting from
capital share transactions	(2,598,229)	(8,077,527)

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,867	(24,054,692)

NET ASSETS:
Beginning of period	52,332,008	76,386,700

End of period (including undistributed net investment income
of $43,918 and $17,581, respectively)	$52,501,875	$52,332,008

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

	Bond Fund
	Six Months Ended March 31, 2003 (Unaudited)	Year Ended September 30, 2002
OPERATIONS:
Net investment income	$2,393,213	$5,391,522
Net realized gain on investments	1,540,372	169,476
Change in unrealized appreciation (depreciation) on investments	(1,700,395)	1,572,773

Net increase in net assets resulting from operations	2,233,190	7,133,771

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,393,213)	(5,388,750)

Total dividends	(2,393,213)	(5,388,750)

CAPITAL SHARE TRANSACTIONS:
Proceeds from Fund shares sold	19,604,086	24,249,072
Proceeds from Fund shares issued to holders in reinvestment of
dividends	277,854	764,483
Cost of Fund shares redeemed	(24,608,112)	(23,942,896)

Net increase (decrease) in net assets resulting from
capital share transactions	(4,726,172)	1,070,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,886,195)	2,815,680

NET ASSETS:
Beginning of period	106,081,482	103,265,802

End of period (including undistributed net investment income of
$9,230 and $9,230, respectively)	$101,195,287	$106,081,482

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Growth Stock Fund
		Year Ended September 30,
	Six Months Ended March 31, 2003 (Unaudited)	2002	2001	2000	1999	1998
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$9.75	$12.67	$18.13	$15.73	$12.28	$11.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	0.01	0.01	(0.01)	0.02	0.04
Net realized and unrealized gain (loss)
on investments	0.51	(2.92)	(5.30)	2.98	3.54	0.39

Total from investment operations	0.52	(2.91)	(5.29)	2.97	3.56	0.43

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.01)	(0.01)	--	(0.01)	(0.04)	(0.03)
Distributions from net realized gains	--	--	(0.17)	(0.56)	(0.07)	(0.02)

Total dividends and distributions	(0.01)	(0.01)	(0.17)	(0.57)	(0.11)	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.26	$9.75	$12.67	$18.13	$15.73	$12.28

TOTAL RETURN	5.29%	-23.01%	-29.39%	18.78%	28.97%	3.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$52,501,875	$52,332,008	$76,386,700	$93,255,016	$67,316,277	$54,174,557
Ratio of net expenses to average net assets	1.04%	0.94%	0.94%	0.90%	0.89%	0.91%
Ratio of net investment income (loss) to average
net assets	0.20%	0.02%	0.06%	(0.02%)	0.09%	0.27%
Portfolio turnover rate	5.01%	21.18%	11.04%	10.75%	16.74%	13.15%

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Bond Fund
		Year Ended September 30,
	Six Months Ended March 31, 2003 (Unaudited)	2002	2001	2000	1999	1998
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD	$10.53	$10.37	$9.77	$9.86	$10.47	$10.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.48	0.57	0.58	0.55	0.56
Net realized and unrealized gain (loss)
on investments	(0.02)	0.16	0.60	(0.09)	(0.57)	0.29

Total from investment operations	0.22	0.64	1.17	0.49	(0.02)	0.85

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(0.24)	(0.48)	(0.57)	(0.58)	(0.55)	(0.56)
Distributions from net realized gains	--	--	--	(0.04)	--

Total dividends and distributions	(0.24)	(0.48)	(0.57)	(0.58)	(0.59)	(0.56)

NET ASSET VALUE, END OF PERIOD	$10.51	$10.53	$10.37	$9.77	$9.86	$10.47

TOTAL RETURN	2.09%	6.87%	12.35%	5.19%	-0.22%	8.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$101,195,287	$106,081,482	$103,265,802	$95,610,264	$91,988,144	$82,756,014
Ratio of net expenses to average net assets	0.92%	0.92%	0.93%	0.91%	0.90%	0.89%
Ratio of net investment income to average net assets	4.54%	5.13%	5.73%	5.97%	5.44%	5.46%
Portfolio turnover rate	39.22%	32.42%	28.24%	49.79%	58.62%	66.66%

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Growth Stock Fund

Shares		Value
	COMMON STOCKS - 97.9%
	BANKING & FINANCIAL SERVICES - 10.6%
38,000	Citigroup Inc.	$1,309,100
12,000	Fannie Mae	784,200
10,000	Freddie Mac	531,000
10,000	J.P. Morgan Chase & Co.	237,100
25,000	Mellon Financial Corporation	531,500
50,000	U.S. Bancorp	949,000
27,000	Wells Fargo & Company	1,214,730

		5,556,630

	BUSINESS SERVICE - 7.2%
64,000	Concord EFS, Inc.*	601,600
34,000	Equifax Inc.	679,660
25,000	FedEx Corp.	1,376,750
30,000	First Data Corporation	1,110,300

		3,768,310

	CAPITAL GOODS - 8.9%
23,300	Dover Corporation	564,326
13,000	Emerson Electric Co.	589,550
70,000	General Electric Company	1,785,000
50,000	Solectron Corporation*	151,000
9,500	3M Co.	1,235,285
8,000	W.W. Grainger, Inc.	343,200

		4,668,361

	CHEMICALS - 0.9%
10,000	Ecolab Inc.	493,300

	COMMUNICATIONS & MEDIA - 2.5%
35,000	AOL Time Warner Inc.*	380,100
25,000	Viacom Inc. - Class B*	913,000

		1,293,100

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Growth Stock Fund

Shares		Value
	COSMETICS & TOILETRIES - 5.4%
15,000	Avon Products, Inc.	$855,750
15,000	Colgate-Palmolive Company	816,600
25,000	Kimberly-Clark Corporation	1,136,500

		2,808,850

	DRUGS - 6.2%
25,000	Johnson & Johnson	1,446,750
30,000	Pfizer Inc.	934,800
20,000	Pharmacia Corporation	866,000

		3,247,550

	ENERGY - 4.8%
17,000	BP p.l.c. ADR	656,030
5,000	ChevronTexaco Corporation	323,250
20,000	Exxon Mobil Corporation	699,000
14,000	Nabors Industries, Ltd.* f	558,180
8,000	Schlumberger Limited f	304,080

		2,540,540

	FOOD, BEVERAGE & TOBACCO - 1.5%
20,000	PepsiCo, Inc.	800,000

	HEALTH CARE - 4.4%
25,000	Amgen Inc.*	1,438,750
15,000	Quest Diagnostics Incorporated*	895,350

		2,334,100

	INSURANCE - 5.3%
46,000	AFLAC INCORPORATED	1,474,300
18,750	American International Group, Inc.	927,188
28,879	Travelers Property Casualty Corp.	406,905

		2,808,393

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Growth Stock Fund

Shares		Value
	MEDICAL PRODUCTS - 4.8%
20,000	Biomet, Inc.	$613,000
10,000	Cardinal Health, Inc.	569,700
30,000	Medtronic, Inc.	1,353,600

		2,536,300

	RESTAURANT - 1.1%
40,000	McDonald's Corporation	578,400

	RETAIL - GENERAL - 12.5%
30,000	Best Buy Co., Inc.*	809,100
25,000	CVS Corporation	596,250
15,000	Kohl's Corporation*	848,700
50,000	Target Corporation	1,463,000
30,000	Wal-Mart Stores, Inc.	1,560,900
44,000	Walgreen Co.	1,297,120

		6,575,070

	SOFTWARE - 7.5%
30,000	Cognos, Inc.* f	681,630
34,741	Computer Associates International, Inc.	474,562
70,000	Microsoft Corporation	1,694,700
100,000	Oracle Corporation*	1,084,900

		3,935,792

	TECHNOLOGY - 8.8%
35,000	American Power Conversion Corporation*	498,400
100,000	Atmel Corporation*	160,000
80,000	Cisco Systems, Inc.*	1,038,400
30,000	Dell Computer Corporation*	819,300
55,000	Intel Corporation	895,400
7,000	International Business Machines Corporation (IBM)	549,010
40,000	Texas Instruments Incorporated	654,800

		4,615,310

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Growth Stock Fund

Shares		Value
	TELECOMMUNICATIONS - 2.5%
125,000	ADC Telecommunications, Inc.*	$257,500
40,000	Lucent Technologies Inc.*	58,800
42,000	Nokia Oyj ADR	588,420
20,000	SBC Communications Inc.	401,200

		1,305,920

	TRAVEL & RECREATION - 3.0%
36,000	Carnival Corporation f	867,960
40,000	The Walt Disney Company	680,800

		1,548,760

	TOTAL COMMON STOCKS
	(Cost of $46,941,538)	51,414,686

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 4.6%
	INVESTMENT COMPANY - 4.6%
$2,398,922	First American Prime Obligations Fund, 1.0122%**	2,398,922

	TOTAL SHORT-TERM INVESTMENTS
	(Cost of $2,398,922)	2,398,922

	TOTAL INVESTMENTS - 102.5%
	(Cost of $49,340,460)	53,813,608

	Liabilities in Excess of Other Assets - (2.5%)	(1,311,733)

	TOTAL NET ASSETS - 100.0%	$52,501,875

*	Non-income producing security.
ADR	American Depositary Receipt.
[f]	Foreign.
**	Variable rate security. The rates listed are as of March 31, 2003.

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Bond Fund

Principal Amount		Value
	LONG-TERM INVESTMENTS - 93.4%
	CORPORATE BONDS & NOTES - 27.0%
	AGRICULTURAL OPERATIONS - 2.4%
$210,000	Cargill, Incorporated r
	6.150%, 02/25/08	$236,219
2,000,000	Cargill, Incorporated r
	6.300%, 04/15/09	2,190,650

		2,426,869

	AUTO - 2.0%
1,000,000	Ford Motor Credit
	6.875%, 02/01/06	983,304
1,000,000	General Motors Acceptance Corporation
	6.125%, 09/15/06	1,024,550

		2,007,854

	BANK & BANK HOLDING CO. - 6.6%
1,000,000	Bank of America Corporation
	4.875%, 09/15/12	1,026,706
3,290,000	First Union National Bank - North Carolina#
	6.180%, 02/15/36	3,578,875
1,000,000	JP Morgan Chase & Company
	5.250%, 05/30/07	1,073,006
1,000,000	Wells Fargo
	5.125%, 09/01/12	1,046,548

		6,725,135

	ENERGY - 0.2%
150,000	Exxon Capital Corporation
	6.000%, 07/01/05	163,163

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Bond Fund

Principal Amount		Value
	FINANCIAL SERVICES - 3.3%
$1,000,000	Associates Corporation, N.A.
	6.250%, 11/01/08	$1,124,353
1,000,000	General Electric Capital Corporation
	6.000% 06/15/12	1,092,436
1,000,000	Household Finance Corporation
	5.750%, 01/30/07	1,077,396

		3,294,185

	FOOD, BEVERAGE & TOBACCO - 4.8%
1,000,000	Anheuser-Busch Companies, Inc.
	5.125%, 10/01/08	1,083,365
1,000,000	Hormel Foods Corporation r
	6.625%, 06/01/11	1,144,096
1,000,000	Pepsi Bottling Group, Inc. r
0	5.625%, 02/17/09	1,106,533
235,000	PepsiCo, Inc.
	5.750%, 01/15/08	259,559
1,250,000	Supervalu, Inc.
	6.560%, 06/09/05	1,298,786

		4,892,339

	INSURANCE - 1.1%
1,000,000	St. Paul Companies, Inc.
	7.370%, 08/20/07	1,114,909

	MANUFACTURING - 1.2%
1,000,000	Honeywell International, Inc.
	7.500%, 03/01/10	1,196,911

	RETAILERS - 1.1%
1,000,000	Target Corporation
	5.375%, 06/15/09	1,080,244

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Bond Fund

Principal Amount		Value
	SECURITIES / BROKERS - 4.3%
$1,000,000	Bear Stearns Company, Inc.
	5.700%, 01/15/07	$1,091,171
1,000,000	Goldman Sachs Group, Inc.
	6.600%, 01/15/12	1,118,710
1,000,000	Lehman Brothers Holdings
	6.250%, 05/15/06	1,107,093
1,000,000	Morgan Stanley Dean Witter & Company
	5.800%, 04/01/07	1,089,511

		4,406,485

	TOTAL CORPORATE BONDS & NOTES
	(Cost of $25,119,955)	27,308,094

	ASSET-BACKED SECURITIES - 1.8%
	COLLATERALIZED AUTO LOAN OBLIGATIONS - 1.8%
239,953	MMCA Automobile Trust##
	Series 1999-2, Class A3, 7.000%, 05/15/04	241,344
1,500,000	Nissan Auto Receivables Owner Trust##
	Series 2000-B, Class A4, 7.270%, 11/15/04	1,531,783

		1,773,127

	TOTAL ASSET-BACKED SECURITIES
	(Cost of $1,742,100)	1,773,127

	U.S. GOVERNMENT AGENCY AND AGENCY-BACKED ISSUES - 52.8%
5,500,000	Fannie Mae
	6.250%, 02/01/11	6,191,328

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Bond Fund

Principal Amount		Value
	Federal Home Loan Bank
$2,000,000	7.125%, 02/15/05	$2,200,026
1,390,000	5.755%, 11/20/08##	1,427,469

		3,627,495

91,951	Federal Home Loan Mortgage Corporation (FHLMC),
	Adjustable Rate Mortgage, Pool #845864, 4.906%, 07/01/24**	95,410

	Federal Home Loan Mortgage Corporation (FHLMC)
	Pass-Thru Certificates
337,725	Pool #E00856, 7.500%, 06/01/15	362,574
174,615	Pool #G11072, 7.500%, 12/01/15	187,463
457,229	Pool #C90290, 7.000%, 08/01/19	486,196

		1,036,233

123,493	Federal Home Loan Mortgage Corporation (FHLMC),
	Real Estate Mortgage Investment Conduits (REMIC)
	Series 1769, Class A, 6.500%, 05/15/08	124,010

	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates
85,625	Pool #190529, 8.000%, 09/01/08	90,593
8,859	Pool #250168, 8.000%, 12/01/09	9,522
4,000,000	Pool #099999, 5.250%, 08/01/12	4,191,336
346,529	Pool #532561, 8.000%, 05/01/15	372,376
943,722	Pool #E00961, 6.000%, 04/01/16	986,946
918,505	Pool #303922, 6.000%, 05/01/16	962,132
955,508	Pool #545300, 5.500%, 11/01/16	993,336
159,996	Pool #211830, 6.000%, 04/01/23	166,821
360,384	Pool #323380, 6.500%, 10/01/28	376,679

		8,149,741

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Bond Fund

Principal Amount		Value
	Federal National Mortgage Association (FNMA),
	Real Estate Mortgage Investment Conduits (REMIC)
$394,794	Series 1993-134, Class L, 6.500%, 08/25/08	$405,890
175,357	Series 1989-69, Class G, 7.600%, 10/25/19	192,703

		598,593

2,000,000	Freddie Mac
	5.875%, 03/21/11	2,209,522

	Government National Mortgage Association (GNMA),
542,141	Pool #521580, 7.000%, 11/15/14	582,836
678,499	Pool #520754, 7.000%, 07/15/15	729,097
427,584	Pool #520763, 7.000%, 07/15/15	459,470
421,007	Pool #492995, 6.000%, 11/15/28	440,885
981,861	Pool #780941, 6.000%, 12/15/28	1,028,184
247,808	Pool #781029, 6.500%, 05/15/29	261,126
774,995	Pool #542643, 6.000%, 03/15/31	810,468
781,277	Pool #564153, 6.500%, 07/15/31	822,005
1,985,380	Pool #564700, 6.000%, 07/15/31	2,076,253
713,500	Pool #584332, 7.000%, 08/15/31	757,637
1,415,047	Pool #080546, 4.000%, 10/20/31	1,453,524
1,550,007	Pool #552242, 6.500%, 12/15/31	1,630,810
1,867,116	Pool #000001, 6.000%, 12/15/31	1,952,577
128,997	Pool #080571, 6.000%, 01/20/32	131,832
1,469,696	Pool #080579, 5.000%, 02/20/32	1,501,814
422,958	Pool #080589, 6.000%, 03/20/32	432,207
1,411,451	Pool #080587, 5.500%, 03/20/32	1,437,151
341,998	Pool #581988, 8.000%, 05/15/32	370,643
852,703	Pool #569421, 7.500%, 05/15/32	912,688
2,746,287	Pool #080636, 4.500%, 09/20/32	2,815,318
33,661	Pool #583648, 5.500%, 10/15/32	34,645
1,993,076	Pool #552966, 5.500%, 12/15/32	2,051,309
473,053	Pool #602629, 5.500%, 01/15/33	486,867
492,090	Pool #602637, 5.500%, 02/15/33	506,459

		23,685,805

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Bond Fund

Principal Amount		Value
	Government National Mortgage Association (GNMA),
	Adjustable Rate Mortgage
$2,867,838	Pool #080626, 4.000%, 08/20/32**	$2,931,893
1,490,973	Pool #080665, 5.000%, 01/20/33**	1,538,717
3,174,875	Pool #080675, 5.000%, 02/20/33**	3,276,320

		7,746,930

	TOTAL U.S. GOVERNMENT AGENCY
	AND AGENCY BACKED ISSUES
	(Cost of $51,631,891)	53,465,067

	U.S. TREASURY OBLIGATIONS - 11.8%
	U.S. Treasury Notes
2,500,000	7.250%, 05/15/04	2,668,457
2,500,000	6.500%, 08/15/05	2,781,642

		5,450,099

	U.S. Treasury Bonds
3,000,000	10.750%, 08/15/05	3,631,995
600,000	7.500%, 11/15/16	788,227
2,000,000	4.375%, 08/15/12	2,091,408

		6,511,630

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost of $11,790,461)	11,961,729

	TOTAL LONG-TERM INVESTMENTS
	(Cost of $90,284,407)	94,508,017

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2003 (Unaudited)

Bond Fund

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 6.4%
	INVESTMENT COMPANY - 6.4%
$6,439,308	First American Prime Obligations Fund, 1.0122%**	$6,439,308

	TOTAL SHORT-TERM INVESTMENTS
	(Cost of $6,439,308)	6,439,308

	TOTAL INVESTMENTS - 99.8%
	(Cost of $96,723,715)	100,947,325

	Other Assets in Excess of Liabilities - 0.2%	247,962

	TOTAL NET ASSETS - 100.0%	$101,195,287

[r]	Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
#	Putable.
##	Callable.
**	Variable rate security. The rates listed are as of March 31, 2003.

See Notes to the Financial Statements.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

1.  ORGANIZATION

Bremer Investment Funds, Inc. (the “Company”) was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the “Funds”) are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. This report contains the information for both portfolios. The assets and liabilities of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)	Investment Valuation — Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

b)	Federal Income Taxes — No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute all investment company net taxable income and net realized gains to shareholders, if any, at least annually.

c)	Expenses — The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company’s portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

d)	Distributions to Shareholders — Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds’ net realized capital gains, if any, will be declared at least annually. The character of the Funds’ net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes.

The tax character of distributions paid during the six months ended March 31, 2003 were as follows:

	Ordinary Income	Long-Term Capital Gains
Bremer Growth Stock Fund	$30,365	0
Bremer Bond Fund	$2,393,213	0

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

	Ordinary Income	Long-Term Capital Gains
Bremer Growth Stock Fund	$17,581	0
Bremer Bond Fund	$337,373	0

e)	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)	Other — Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the six months ended March 31, 2003, were as follows:

	Growth Fund	Bond Fund
Shares sold	765,770	1,878,257
Shares issued to holders in reinvestment of dividends	600	26,547
Shares redeemed	(1,014,849)	(2,348,920)

Net (decrease)	(248,479)	(444,116)

Transactions in shares of the Funds for the year ended September 30, 2002, were as follows:

	Growth Fund	Bond Fund
Shares sold	1,136,570	2,362,353
Shares issued to holders in reinvestment of dividends	766	74,279
Shares redeemed	(1,801,930)	(2,323,308)

Net increase (decrease)	(664,594)	113,324

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 2003, were as follows:

	Growth Fund	Bond Fund
Purchases:
U.S. Government	$--	$29,951,542
Other	2,661,737	9,201,220

Sales:
U.S. Government	--	31,874,350
Other	5,149,945	6,509,333

At March 31, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

	Growth Fund	Bond Fund
Appreciation	$13,761,838	$4,273,348
Depreciation	(9,288,690)	(49,738)

Net unrealized appreciation of investments	$4,473,148	$4,223,610

At March 31, 2003, the cost of investments for federal income tax purposes was $49,340,460 and $96,723,715 for the Growth Stock Fund and Bond Fund, respectively.

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2003 (Unaudited)

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2003 the Growth Stock Fund had a capital loss carryforward of $1,906,934 with an expiration date of September 30, 2010 and the Bond Fund had a capital loss carryforward of $1,390,523 with an expiration date of September 30, 2009.

At September 30, 2002, the Growth Stock Fund had post-October losses of $6,945,967, which reverse automatically on the first day of the new fiscal year.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to each Funds’ daily net assets.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

The Funds have adopted a written plan of distribution (the “Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds’ shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund’s average daily net assets. The currently approved rate is an annual rate of 0.015% and 0.013% of a Fund’s average daily net assets for the Growth Stock Fund and Bond Fund, respectively. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the six months ended March 31, 2003, $4,315 and $6,913 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6. CHANGE IN MANAGEMENT OF THE FUNDS

Effective March 28, 2003, Sandra A. Schimek resigned from her positions with the Investment Adviser and Bremer Funds and would no longer serve as portfolio co-manager of the Bond Fund. Timothy M. Johnson continues as co-manager of the Bond Fund. James B. McCourtney was appointed to replace Ms. Schimek as a co-manager of the Bond Fund. Jim is Assistant Vice President/Portfolio Manager of the Investment Adviser and is also a co-manager of the Growth Stock Fund.

7. RELATED PARTIES

Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 5,018,889 and 9,593,017 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of March 31, 2003.

BREMER INVESTMENT FUNDS, INC.

Investment Adviser
Bremer Trust, N.A.
Cold Spring Center
4150 Second Street South
St. Cloud, MN 56302-0986

Administrator, Dividend Paying Agent, Shareholders’ Servicing Agent and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Counsel
Briggs and Morgan
2400 IDS Center
80 South Eighth Street
Minneapolis, MN 55402

Independent Public Accountants
Ernst & Young LLP
111 East Kilbourn Avenue
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

Directors
Catherine T. Kelly
John M. Bishop
Lois Buermann
John J. Feda
Barbara A. Grachek
David Melroe